Earnings per share (Details 1) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares on April 01, 2020	179,223,247	179,144,347	53,684,647
Effect of shares issued on exercise of stock options	310,289	35,938	226,075
Effect of partly paid shares	0	0	100,419,521
Weighted average number of equity shares and equivalent shares outstanding	179,533,536	179,180,285	154,330,243